Common Stock Purchase Agreement (Detail) - USD ($)					3 Months Ended	9 Months Ended		12 Months Ended
	Mar. 07, 2017	Mar. 06, 2017	Jan. 27, 2017	Jul. 24, 2015	Sep. 30, 2015	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Class of Stock [Line Items]
Commitment shares expense								$ 24,405
Stock sold price per share (in dollars per share)	$ 4.80
Proceeds from issuance of common stock	$ 10,000,000					$ 10,000,000	$ 70,000	$ 0	$ 1,434,194
Aspire Capital Fund, LLC [Member]
Class of Stock [Line Items]
Maximum commitment under stock purchase agreement			$ 17,000,000	$ 10,000,000
Agreement term			30 months	24 months
Shares issued during period (in shares)	416,666		141,666		101,317
Commitment shares expense	$ 602,000
Stock sold price per share (in dollars per share)	$ 4.80
Proceeds from issuance of common stock	$ 2,000,000	$ 2,000,000	$ 2,000,000